Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current assets
Property, plant and equipment	₨ 43,481	$ 459	₨ 38,915
Right-of-use assets	9,376	99	8,822
Intangible assets other than goodwill	601	6	696
Financial assets
Investments	1,405	15	1,229
Other financial assets	2,812	30	2,393
Other non-current non-financial assets	3,545	38	1,696
Current tax assets, non-current (net)	3,143	33	3,106
Deferred tax assets (net)	1,459	15	1,396
Total non-current assets	65,822	695	58,253
Current assets
Current inventories	2,893	31	3,959
Financial asset
Trade receivables	12,648	134	10,916
Restricted cash	974	10	454
Other bank deposits	0	0	1,307
Cash and cash equivalents	4,098	43	4,997
Other financial assets	215	2	319
Other current non-financial assets	4,023	43	3,124
Total current assets	24,851	263	25,076
Total assets	90,673	958	83,329
Equity
Issued capital	4,359	46	4,354
Retained earnings	(9,166)	(97)	(7,805)
Share premium	19,803	209	19,780
Other equity interest	3,406	36	3,406
Other reserves	531	6	394
Total equity attributable to equity holders of the Company	18,933	200	20,129
Non-current financial liabilities
Borrowings	23,205	245	28,225
Lease liabilities	3,416	36	3,617
Other financial liabilities	4,030	43	52
Non-current provisions
Provision for employee benefits	190	2	201
Other non-current liabilities	7,160	76	3,290
Total non-current liabilities	38,001	402	35,385
Current financial liabilities
Borrowings	15,399	162	11,255
Lease liabilities	486	5	193
Bank overdraft	0	0	326
Trade payables	7,455	79	8,052
Other financial liabilities	3,357	35	2,168
Current provisions
Provision for employee benefits	49	1	45
Other current liabilities	6,968	74	5,623
Current tax liabilities	25	0	153
Total current liabilities	33,739	356	27,815
Total liabilities	71,740	758	63,200
Total equity and liabilities	₨ 90,673	$ 958	₨ 83,329